Ariel Discovery Fund
Ariel Discovery Fund
INVESTMENT OBJECTIVE
Ariel Discovery Fund’s fundamental objective is long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes fees and expenses that you may pay if you buy and hold shares of Ariel Discovery Fund (the “Fund”).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Ariel Discovery Fund	Investor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ariel Discovery Fund		Investor Class	Institutional Class
Management fees		0.80%	0.80%
Distribution and service (12b-1) fees		0.25%	none
Other expenses		0.54%	0.35%
Acquired fund fees and expenses		0.11%	0.11%
Total annual fund operating expenses	[1]	1.70%	1.26%
Less fee waiver or expense reimbursement		(0.34%)	(0.15%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.36%	1.11%
[1]	The total annual fund operating expenses do not correlate to the “Ratio of expenses to average net assets, including waivers” provided in the Financial Highlights section of this Prospectus, which reflects the operating expense of Ariel Discovery Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by Ariel Discovery Fund as a result of its investments in shares of one or more underlying funds (including business development companies (“BDCs”) and exchange traded funds (“ETFs”)).
[2]	The Adviser is contractually obligated to waive fees or reimburse expenses (excluding acquired fund fees and expenses, brokerage, interest, taxes, distribution plan expenses, and extraordinary items) in order to limit Ariel Discovery Fund’s total annual fund operating expenses to 1.25% of net assets for the Investor Class and 1.00% of net assets for the Institutional Class through the end of the fiscal year ending September 30, 2020. If the Fund incurs expenses excluded from the reimbursement agreement, the net annual fund operating expenses could exceed the expense caps. No termination of this agreement by either the Fund’s Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2020.

The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Discovery Fund. It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period. The example reflects contractual fee waivers and expense reimbursements effective through September 30, 2020. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual expenses may be greater or less than the amounts shown.
Expense Example - Ariel Discovery Fund - USD ($)	1-Year	3-Year	5-Year	10-Year
Investor Class	138	468	857	1,950
Institutional Class	113	369	662	1,495

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY
Ariel Discovery Fund invests in small- and micro-capitalization (“small/micro cap”) companies that are selling at deep discounts to their intrinsic value. The Fund invests primarily in equity securities of U.S. companies with market capitalizations under $2 billion, measured at the time of initial purchase. The Fund may invest a portion of the portfolio in companies with market capitalizations above $2 billion. Also, the market capitalizations for the Fund’s portfolio companies may change over time, and the Fund is permitted to invest in (hold and purchase) a company even if its market capitalization moves above $2 billion.

The essence of the Fund’s strategy is a combination of patience and stock selection. The Fund seeks to hold investments for a relatively long period of time — generally five years. However, the holding period may vary for any particular stock.

The Fund seeks to invest in companies that trade at low price-to-book ratios and have strong balance sheets, which Ariel Investments, LLC (“Ariel” or the “Adviser”) views as indications that a margin of safety exists. The Fund only buys when Ariel believes these companies are selling at deep discounts to their intrinsic value.

Individual company valuations will be based on assets and/or earnings power. Flexibility in determining the proper valuation metric for a given company is a key component of the Fund’s strategy. We believe this approach creates a portfolio of well-researched stocks. The Fund is managed on a dynamic basis as companies that approach fair value are likely to be sold and replaced by those with deeper discounts to intrinsic value. The Fund holds cash when values are difficult to identify.

The Fund does not invest in companies whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns. We believe these industries are more likely to face shrinking growth prospects, litigation costs and legal liability that cannot be quantified.

The primary reasons that will prompt the Fund to sell stocks are: (i) if the Adviser determines that full valuation has been reached, (ii) if a better opportunity for investment presents itself, or (iii) if there are material adverse changes to a company’s fundamentals.

The Fund is a diversified fund that generally will hold between 25-45 securities in its portfolio.
PRINCIPAL RISKS
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective. You could lose money by investing in the Fund. The principal risks of investing in the Fund are:
  Small/micro cap stocks held by the Fund could fall out of favor and returns would subsequently trail returns of the overall stock market. The performance of such stocks could also be more volatile. Small/micro cap stocks often have less predictable earnings, more limited product lines and markets, and more limited financial and management resources than large cap stocks.
  Small/micro cap stocks held by the Fund may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of large cap stocks. Therefore, when purchasing and selling such securities, the Fund may experience higher transactional costs. Additionally, if the Fund is forced to sell securities to meet redemption requests or other cash needs, it may be forced to dispose of those securities under disadvantageous circumstances and at a loss.
  Investing in equity securities is risky and subject to the volatility of the markets. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Furthermore, when the stock market declines, most equity securities, even those issued by strong companies, often will decline in value.
  The intrinsic value of the stocks in which the Fund invests may never be recognized by the broader market. Attempting to purchase with a margin of safety on price cannot protect investors from the volatility associated with stocks, incorrect assumptions or estimations on our part, declining fundamentals or external forces.
You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.
PERFORMANCE
The bar chart and the table below show two aspects of the Fund: variability and performance. The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the Russell 2000® Value Index and the Russell 2000® Index, which reflect the markets in which the Fund invests, and the S&P 500® Index, a broad measure of market performance. The bar chart and table provide some indication of the risks of investing in the Fund. To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Total return for the year ended December 31

Best Quarter:	1Q ‘13	+	13.53%
Worst Quarter:	4Q ‘18	-	23.15%

The Fund has an inception date of January 31, 2011, and does not yet have returns for a full 10-year period.
Average annual total returns as of December 31, 2018
Average Annual Total Returns - Ariel Discovery Fund	1-Year	5-Year	Since Inception		Inception Date
Investor Class	(24.77%)	(7.50%)	(0.81%)		Jan. 31, 2011
Investor Class | return after taxes on distributions	(24.77%)	(8.13%)	(1.27%)		Jan. 31, 2011
Investor Class | return after taxes on distributions and sale of fund shares	(14.66%)	(5.53%)	(0.63%)		Jan. 31, 2011
Institutional Class	(24.53%)	(7.26%)	(0.56%)	[1]	Dec. 30, 2011
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	(12.86%)	3.61%	7.64%		Jan. 31, 2011
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	(11.01%)	4.41%	8.63%		Jan. 31, 2011
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	(4.38%)	8.49%	11.11%		Jan. 31, 2011
[1]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund’s Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts. After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary.